Average Annual Total Returns - Retail Class - Transamerica Floating Rate	A 1 Year	A 5 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I Since Inception	I Inception Date	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1 Year	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5 Years	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(3.14%)	2.89%	2.53%	Oct. 31, 2013	(4.77%)	1.07%	0.81%	(1.90%)	1.40%	1.15%	(0.16%)	3.12%	2.46%	Oct. 31, 2013	1.71%	4.07%	3.40%	Oct. 31, 2013	2.78%	5.19%	3.98%